Average Annual Total Returns - VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Short-Term Bond ETF 1 Year	VictoryShares USAA Core Short-Term Bond ETF Life of Fund		VictoryShares USAA Core Short-Term Bond ETF After Taxes on Distributions 1 Year	VictoryShares USAA Core Short-Term Bond ETF After Taxes on Distributions Life of Fund		VictoryShares USAA Core Short-Term Bond ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares USAA Core Short-Term Bond ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Bloomberg Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	4.90%	2.95%	[1]	3.75%	1.93%	[1]	2.89%	1.82%	[1]	5.01%	2.97%	[1]

[1]	Inception date is October 24, 2017.